PHOENIX INSIGHT MONEY MARKET FUND,
                     A SERIES OF PHOENIX INSIGHT FUNDS TRUST

    Supplement dated October 2, 2006 to the Prospectus dated June 26, 2006, as supplemented August 1, 2006

IMPORTANT NOTICE TO INVESTORS

A AND C SHARES PROSPECTUS AND MONEY MARKET FUNDS A SHARES PROSPECTUS

Effective October 1, 2006, the fund's investment adviser is implementing a voluntary expense cap on total fund operating expenses. Under the heading "Fund Fees and Expenses " in each prospectus, the "Annual Fund Operating Expenses" portion of the fee table is replaced as follows:

    ----------------------------------------------------------------------------
                                                                     CLASS A
                                                                     SHARES
                                                                     ------
    ----------------------------------------------------------------------------
    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS)
    ----------------------------------------------------------------------------
    Management Fees                                                   0.10%
    ----------------------------------------------------------------------------
    Distribution and Shareholder Servicing (12b-1) Fees               0.35%
    ----------------------------------------------------------------------------
    Other Expenses(a)                                                 0.08%
                                                                      -----
    ----------------------------------------------------------------------------
    TOTAL ANNUAL FUND OPERATING EXPENSES(a)                           0.53%
    ----------------------------------------------------------------------------

    (a) The fund's investment adviser has voluntarily agreed to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.53% for Class A Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

INSTITUTIONAL SHARES PROSPECTUS AND MONEY MARKET FUND EXCHANGE SHARES PROSPECTUS

Effective October 1, 2006, the fund's investment adviser is implementing a voluntary expense cap on total fund operating expenses. Under the heading "Fund Fees and Expenses " in each prospectus, the "Annual Fund Operating Expenses" portion of the fee table is replaced as follows:

    ----------------------------------------------------------------------------
                                                  INSTITUTIONAL     EXCHANGE
                                                      SHARES         SHARES
                                                      ------         ------
    -------------------------------------------- --------------- ---------------
    ANNUAL FUND OPERATING EXPENSES (EXPENSES
    THAT ARE DEDUCTED FROM FUND ASSETS)
    -------------------------------------------- --------------- ---------------
    Management Fees                                   0.10%          0.10%
    -------------------------------------------- --------------- ---------------
    Shareholder Servicing Fees                        0.05%          0.05%
    -------------------------------------------- --------------- ---------------
    Other Expenses(a)                                 0.08%          0.08%
                                                      -----          -----
    -------------------------------------------- --------------- ---------------
    TOTAL ANNUAL FUND OPERATING EXPENSES(a)           0.23%          0.23%
    -------------------------------------------- --------------- ---------------
    Waiver of Shareholder Servicing Fee(b)           (0.05)%        (0.05)%
                                                     -------        -------
    -------------------------------------------- --------------- ---------------
    NET ANNUAL FUND OPERATING EXPENSES                0.18%          0.18%
                                                      =====          =====
    ----------------------------------------------------------------------------

    (a) The fund's investment adviser has voluntarily agreed to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.18% for Institutional Shares and Exchange Shares, after waiver of the shareholder servicing fee by the fund's distributor. The adviser may remove this expense cap at any time. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.
    (b) The fund's distributor has contractually agreed to waive the fund's Institutional Shares and Exchange Shares shareholder servicing fees through April 30, 2007.



         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 4615/IMMF ExpCaps (10/06)

                           PHOENIX INSIGHT FUNDS TRUST
                     (FORMERLY, HARRIS INSIGHT FUNDS TRUST)

                     Supplement dated October 2, 2006 to the
            Statement of Additional Information dated June 26, 2006,
                         as supplemented August 1, 2006



IMPORTANT NOTICE TO INVESTORS

Effective October 1, 2006, the fund's investment adviser is implementing a voluntary expense cap on total fund operating expenses. Accordingly, the following disclosure is hereby inserted on page 31 of the Statement of Additional Information, immediately following the table showing expense limitations for certain other of the funds of Phoenix Insight Funds Trust:
"Additionally, PIC has voluntarily agreed to limit the Money Market Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.53% for Class A Shares, 0.18% for Institutional Shares and 0.18% for Exchange Shares, after waiver of the shareholder servicing fee by the fund's distributor, if applicable. The adviser may remove this expense cap at any time."

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP4561--IMMF ExpCaps (10/06)